7 NOTES PAYABLE (Details Narrative) - Mar. 31, 2015 - USD ($) $ in Thousands	Total
Debt Disclosure [Abstract]
Notes payble	$ 165
Interest rate	9.00%
Related party notes and accrued interest	$ 414